Property and Equipment (Details) - Schedule of Property and Equipment - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Property and equipment, gross	€ 194,085	€ 166,060
Accumulated depreciation	(35,001)	(15,577)
Property and equipment	159,084	150,483
Furniture [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Property and equipment, gross	56,232	49,063
Laboratory Photovoltaic Installation [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Property and equipment, gross	116,912	98,792
Tools and Machinery [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Property and equipment, gross	6,026	5,458
Computer [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Property and equipment, gross	€ 14,915	€ 12,747